Shareholder Report	6 Months Ended
Sep. 30, 2025 USD ($) holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	EA Series Trust
Entity Central Index Key	0001592900
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2025
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
C000241425 [Member]
Shareholder Report [Line Items]
Fund Name	Bridges Capital Tactical ETF
Class Name	Bridges Capital Tactical ETF
Trading Symbol	BDGS
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Bridges Capital Tactical ETF (the “Fund”) for the period of April 1, 2025 to September 30, 2025 (the “Period”).
Additional Information [Text Block]	You can also find additional information at https://bridgesetf.com/.
Additional Information Phone Number	(215) 330-4476
Additional Information Website	https://bridgesetf.com/
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$41	0.78%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.78%
Net Assets	$ 39,149,811
Holdings Count | holding	18
Advisory Fees Paid, Amount	$ 145,994
Investment Company, Portfolio Turnover	201.00%
Holdings [Text Block]

ASSET WEIGHTING (as a % of Net Assets)
Exchange Traded Funds	57.4%
U.S. Treasury Bills	22.8%
Common Stocks	19.5%
Cash and Cash Equivalents	0.3%

TOP 10 HOLDINGS (as a % of Net Assets)
Alpha Architect 1-3 Month Box ETF	54.3%
United States Treasury Bill, 4.10%, 11/13/2025	22.8%
Invesco S&P 500 Momentum ETF	2.0%
Apple, Inc.	1.6%
Palantir Technologies, Inc. - Class A	1.5%
NVIDIA Corp.	1.5%
Costco Wholesale Corp.	1.5%
Tesla, Inc.	1.5%
Microsoft Corp.	1.5%
Amazon.com, Inc.	1.5%